Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Shares Activities
The Company’s convertible preferred shares activities for the years ended December 31, 2018 and 2019 are summarized below:

	Series A Preferred Shares			Series B Preferred Shares			Series C Preferred Shares			Series C-1 Preferred Shares
	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount
		US$	RMB		US$	RMB		US$	RMB		US$	RMB
Balance as of January 1, 2018	21,865,233	53,927	363,766	15,894,594	52,546	346,515	—	—	—	—	—	—
Issuance of Series A Preferred Shares upon exercise of Series A-3 Option	8,361,823	48,925	323,716	—	—	—	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon exercise of Series-B Option	—	—	—	7,394,189	44,083	291,677	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon conversion of 2017 Notes	—	—	—	2,535,201	15,401	101,906	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon conversion of Onshore Convertible Loans	—	—	—	1,179,379	7,165	47,407	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon exercise of Tranche I of Series B Warrants	—	—	—	3,301,849	20,212	133,738	—	—	—	—	—	—
Issuance of Series C Preferred Shares, net of issuance costs	—	—	—	—	—	—	31,046,360	197,478	1,306,633	—	—	—

Balance as of December 31, 2018	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—

Balance as of January 1, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—
Issuance of Series C-1 Preferred Shares, net of issuance costs	—	—	—	—	—	—	—	—	—	3,857,143	26,160	183,536
Adjustment at extinguishment of Series C-1 Preferred Shares	—	—	—	—	—	—	—	—	—	—	754	5,283
Balance as of December 31, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	3,857,143	26,914	188,819